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Michael A. Pignatella
Counsel
(860) 580-2831
Fax: (860) 580-4934
Michael.Pignatella@us.ing.com

June 22, 2010
Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Registration Statement on Form N-4
Prospectus Title: Multiple Sponsored Retirement Options II 403(b), 457, 401(a),
                                401(k), Roth 403(b) and Roth 401(k)
File Nos.: 333-____________ and 811-02513

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company (the “Depositor”) and under the Securities Act of
1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), we are submitting for filing a Registration Statement on Form N-4 with respect to the Multiple Sponsored Retirement Options II
Variable Annuity Contracts (the “Contracts”). This filing describes group variable annuity contracts to be offered as funding vehicles for retirement programs offered in connection with plans under sections
403(b), 401 and 457(b) of the Internal Revenue Code of 1986, as amended. The contracts are funded through the Depositor’s Variable Annuity Account C (the “Separate Account”).

Fees
There is no fee required for this filing. The Depositor and the Separate Account, pursuant to Rule 24f-2 under the 1940 Act, have registered an indefinite amount of securities in connection with securities currently being offered through the Separate Account (Reg. SEC File No. 811-02513).

Financial statements, opinion and consent of counsel, consent of independent auditors and any other necessary exhibits and information will be included in a pre-effective amendment to the Registration
Statement.

Should you have any questions, please call the undersigned at (860) 580-2831.

Sincerely,

/s/ Michael A. Pignatella

Michael A. Pignatella